Allowance for Probable Loan Losses (Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest Recognized
Total trouble debt restructuring	$ 8,158	$ 15,346
Period of charge off for past due unsecured commercial loans	90 days
Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	$ 1,698	1,894
Total impaired loans with no related allowance	22,202	61,310
Unpaid principal balance:
Total impaired loans with an allowance recorded	2,330	2,336
Total impaired loans with no related allowance recorded	23,284	89,664
Related Allowance	772	434
Average recorded investment:
Total impaired loans with an allowance recorded	1,882	1,985
Total impaired loans with no related allowance recorded	65,192	72,417
Interest Recognized
Total impaired loans with no related allowance recorded	368	391
Commercial
Interest Recognized
Total trouble debt restructuring	35	6,910
Commercial | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	1,563
Total impaired loans with no related allowance	7,616	16,646
Unpaid principal balance:
Total impaired loans with an allowance recorded	2,161
Total impaired loans with no related allowance recorded	7,730	44,095
Related Allowance	656
Average recorded investment:
Total impaired loans with an allowance recorded	1,741
Total impaired loans with no related allowance recorded	16,194	19,615
Interest Recognized
Total impaired loans with no related allowance recorded	3	3
Commercial Real Estate:Other Construction and Land Development | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance	135	1,300
Total impaired loans with no related allowance	1,957	2,310
Unpaid principal balance:
Total impaired loans with an allowance recorded	169	1,577
Total impaired loans with no related allowance recorded	2,205	2,455
Related Allowance	116	300
Average recorded investment:
Total impaired loans with an allowance recorded	141	1,346
Total impaired loans with no related allowance recorded	2,151	3,493
Commercial Real Estate: Farmland and Commercial | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance		145
Total impaired loans with no related allowance	3,509	32,675
Unpaid principal balance:
Total impaired loans with an allowance recorded		169
Total impaired loans with no related allowance recorded	4,031	33,275
Related Allowance		116
Average recorded investment:
Total impaired loans with an allowance recorded		150
Total impaired loans with no related allowance recorded	36,632	38,536
Commercial Real Estate: Multifamily | Class of Financing Receivable
Recorded investment:
Total impaired loans with related allowance		449
Total impaired loans with no related allowance	507	476
Unpaid principal balance:
Total impaired loans with an allowance recorded		590
Total impaired loans with no related allowance recorded	538	505
Related Allowance		18
Average recorded investment:
Total impaired loans with an allowance recorded		489
Total impaired loans with no related allowance recorded	565	511
Residential First Lien
Interest Recognized
Total trouble debt restructuring	5,947	6,140
Residential First Lien | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	6,244	6,852
Unpaid principal balance:
Total impaired loans with no related allowance recorded	6,386	6,968
Average recorded investment:
Total impaired loans with no related allowance recorded	7,136	7,249
Interest Recognized
Total impaired loans with no related allowance recorded	305	324
Residential Junior Lien
Interest Recognized
Total trouble debt restructuring	730	712
Residential Junior Lien | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	901	723
Unpaid principal balance:
Total impaired loans with no related allowance recorded	911	736
Average recorded investment:
Total impaired loans with no related allowance recorded	976	970
Interest Recognized
Total impaired loans with no related allowance recorded	44	45
Consumer
Interest Recognized
Total trouble debt restructuring	1,153	1,237
Consumer | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	1,175	1,281
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,190	1,283
Average recorded investment:
Total impaired loans with no related allowance recorded	1,211	1,293
Interest Recognized
Total impaired loans with no related allowance recorded	2	3
Foreign
Interest Recognized
Total trouble debt restructuring	293	347
Foreign | Class of Financing Receivable
Recorded investment:
Total impaired loans with no related allowance	293	347
Unpaid principal balance:
Total impaired loans with no related allowance recorded	293	347
Average recorded investment:
Total impaired loans with no related allowance recorded	327	750
Interest Recognized
Total impaired loans with no related allowance recorded	$ 14	$ 16